OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6:-     OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2014	2013

Royalties - OCS payable	$827	$690
Commissions	76	62
Provision for product warranty	75	142
Accrued expenses	761	901

	$1,739	$1,795